Subsequent Events (Details) - Subsequent Event [Member] - BA Fintech Lab [Member]	May 28, 2024 USD ($)
Subsequent Events [Line Items]
Percentage of total outstanding shares	2.47%
Aggregate purchase price	$ 290,000